Contracts in Process - Selling, General and Administrative Expenses and Research and Development Expenses (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Inventory Disclosure [Abstract]
Selling, general and administrative expenses	$ 293	$ 306	$ 300
Research and development expenses	74	88	73
Total	$ 367	$ 394	$ 373